SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2021
Share Based Payments [Abstract]
SHARE BASED PAYMENTS	SHARE BASED PAYMENTS
A.SOPs and RSPs

On October 2, 2020, Management formally communicated the terms and conditions of the SOP and RSP share schemes to all employees and non-employees that were eligible to participate. The Wider Group Employees provided their acceptance to participate in the scheme by accepting the offer provided and where necessary signed the relevant documentation.
RSPs

As indicated in note 13B, on October 8, 2020, Arrival Luxembourg S.à r.l. adopted the RSP under which certain of the Wider Group Employees have been granted the opportunity to acquire ordinary shares subject to the terms of the RSP and the restricted share agreement. These shares were acquired by the eligible employees and they are held in a nominee account until the vesting and non-vesting conditions are met.

As per the restricted share agreement, the holders of these shares are restricted from trading these shares until the following conditions are met: a) 50% of the share acquired can be traded on the first anniversary of the participant's start date, b) 25% of the shares acquired are subject to a production rate milestone and c) 25% of the share acquired are subject to a contribution milestone. All the service conditions are met and all RSP shares are fully vested.

SOPs

On October 26, 2020, Arrival Luxembourg S.à r.l. entered into the Arrival Share Option Plan 2020 Option Deed. By this Option Deed, each of the SOP participants were granted options under the Arrival Option Plan over an aggregate of 26,899,662 shares with an exercise price of USD 3.91 (EUR 3.41).

As per the SOP share plan, participants are granted options which have the following vesting conditions: a) 50% of share options granted vest on the first anniversary of the participant's start date, b) 25% of the share options vest subject to a production rate milestone and c) 25% of the share options vest subject to a contribution milestone.

In addition, the employee participating in the share option scheme must be an employee of the Group at the time a vesting condition has been met.

As of March 23, 2021 the SOP scheme has been modified in order to reflect the changes in the Group structure. Participants of the SOP scheme will now receive shares of the Company when exercising their options and not shares of Arrival Luxembourg S.à r.l. All other terms and conditions of the SOP program remained the same. An analysis of the impact of this change has been made and it has been concluded that there is no impact as the value of the scheme prior to the change and immediately after the change is the same. The share options held by the employees have been converted at the same ratio as with all other shareholders as described in note 13A.

In August 2021, the Company decided to change the currency of the strike price of the SOP scheme from EUR to USD. As per IFRS 2 rules, the impact of the modification has resulted in a change to the Fair Value of the Scheme of USD 170,203. During the year an amount of USD 46,624 has been recognized to the statement of profit or (loss). The new strike price was set at USD 7.19

The total SOP charge for the year amounted to USD 4,737,032 (2020: USD 28,384,809) which has been recognized based on the vesting conditions mentioned above and the estimation made by management as to when these options will be vested. An amount of USD 2,213,771 (2020: USD 10,696,922) is represented in the statement of profit or (loss) and an amount of USD 2,523,260 (2020: USD 17,687,887) was capitalized as this cost relates to employees which worked on development projects in accordance with IAS 38 (see note 25).

The service condition (one year of employment) has been met by all participants. Grant date fair value is expensed over the vesting conditions. The production rate milestone will be met when in a calendar month, a microfactory that has been fully operational and has achieved the set target of production. Similarly, the contribution milestone will be met when the target sales for the relevant vehicles produced by a microfactory on a calendar month are achieved.

Management had updated the estimate on the employee forfeiture rate from 13.75% to 17%. This resulted in total impact of USD 412,805 on the grant date fair value and a cumulative catch up of prior year cost of USD 246,520.
Management have also updated its milestones for achievement of production and contribution milestone from July 2022 to October 2023 and November 2024 respectively. This resulted in accounting for the grant date fair value for a longer period than initially estimated.

The awards granted under the SOP carry no dividend or voting rights.

In thousands	Currency	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
		2021	2021	2020	2020
Outstanding at the beginning of the year	USD	4.03	26,890		—
Granted during the year	USD		—	3.91	26,890
Adjustment on the number of options*			(11,877)		—
Exercised during the year	USD	7.195	(204)		—
Expired during the year			—		—
Forfeited during the year	USD	7.195	(926)		—
Outstanding at the end of the year			13,883		26,890
Exercisable at the end of the year			7,284

* Following the reverse merger, the options of the employees of the Group to acquire shares of Arrival Luxembourg
S.à r.l.have been transferred to Arrival. As mentioned in note 13, due to the difference of the nominal value of the shares and to facilitate the reverse merge transaction, the options, similarly as with the shares exchanged, have been adjusted by applying a ratio of 55.8%.

Share option outstanding at the end of the year have the following expiry dates and exercise prices:

Grant date	Expiry date	Exercise price		Share options December 31, 2021	Share options December 31, 2020
		2021	2020
October 2020	October 2030	8.51	3.91	13,883	26,890

Fair value of the SOPs granted

The assessed fair value at the grant date of awards granted during 2020 was USD 58,621,909. The fair value at grant date is independently determined using Black Scholes Option Pricing Methodology (“BSOPM”). The BSOPM was used to apportion the total equity value between the different classes of securities within the Company’s capital structure. This apportionment captures the current value of each security class with reference to its expected value at a future exit date under different scenarios. The total equity value at the at grant date was estimated by back solving the BSOPM for the price paid by the preferred A shareholders which have subscribed to the share capital of the Company few days before to the share capital of the Company (see note 13), with relevant adjustments for the differences in terms between the ordinary shares and the SOP shares. By determining the total equity value, the expected exercise dates of the various tranches of the SOP and RSP have been incorporated into the BSOPM to derive the estimated value of the options issued.
The model inputs for options granted in 2020 included:

Input	IPO	Delayed exit	Justification
Valuation date	October 2, 2020	October 2, 2020	This is the date that the option scheme was communicated to the employees and the date that management has made an estimation of the valuation of the scheme. Given the short time elapsed between the valuation date and the date that the actual agreements were signed management does not consider there to be any material change in value across the valuation date and the date the agreements have been signed (grant date).
Risk free rate	0%	0%
Risk free rates are taken from yields on UK government bonds for corresponding periods to the exit dates for each valuation event. Rates are linearly interpolated from yields for bonds with the closest available maturities. Where negative, rates have been capped at 0%.

Dividend yield	—	—	No dividend is anticipated to be paid prior to an exit event. SOPs are not entitled to dividends but RSPs are.
Expected volatility	146%	102%	Based on the average observed volatility in the equity value of listed comparable companies over a historic period commensurate with the expected exit date
Expected exit event	January 31, 2021	January 1, 2022	Estimation as to when the exit event will occur
Scenario weighting	75%	25%	This is the expected likelihood of the different exit routes as at the grant dates. We have assumed a one-year delay if the exit does not occur in early 2021.

Fair value modification of the SOPs plan

As described in the note above, the currency of the plan has been amended from EUR to USD. In order to determine the impact of the change a fair value calculation has been performed just before the change and right after the change. The EUR strike price before modification was EUR 6.11 and after modification was USD 7.19.
The following inputs have been included in determining the fair values:

Input	Pre-Modification			Post-Modification
	Time-vesting SOP	Production milestone	Contribution milestone	Time-vesting SOP	Production milestone	Contribution milestone
Valuation date	August 27, 2021	August 27, 2021	August 27, 2021	August 27, 2021	August 27, 2021	August 27, 2021
Share price (USD)	11.13	11.13	11.13	11.13	11.13	11.13
FX rate EUR/USD	0.85	0.85	0.85	n.a	n.a	n.a
Share price (EUR)	9.47	9.47	9.47	n.a	n.a	n.a
US risk free rate	—%	—%	—%	0.05%	0.12%	0.16%
Germany risk free rate	(0.68)%	(0.69)%	(0.70)%	—%	—%	—%
Dividend yield	—%	—%	—%	—%	—%	—%
Expected volatility	70%	120%	119%	70%	120%	119%
Expected exit event*	November 14, 2021	December 31, 2022	March 31, 2023	November 14, 2021	December 31, 2022	March 31, 2023
*Expected exit event is the estimated date that Arrival's employees could trade their options and/or the date that their options vest.

B.RSUs

During 2021, 50,000 new Restricted Share Units (“RSU”) have been issued to the Non-Executive Directors of the Company. The RSUs have a vesting schedule of 25% every 6 months as from March 24, 2021 for no cash consideration. The grant date of the scheme is July 22, 2021, on that date all terms and conditions have been formally communicated and agreements have been signed by the Directors and the Company. The total fair value of the scheme as of the grant date amounted to USD 707,577. During the year an amount of USD 434,053 has been charged to the statement of profit or (loss) in regards to this Scheme. As of December 31, 2021, the number of RSU outstanding amounted to 37,500.

Fair value of the RSUs
The RSUs comprise shares in Arrival subject to service and non-market performance conditions. As per IFRS 2, these conditions were not considered in the valuation of this scheme and thus the fair value has been based on the Arrival close price (USD 13.81) on the valuation date.